Non-controlling interest - Narrative (Details) - USD ($)	1 Months Ended
	Feb. 29, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Non-controlling interest		$ 0	$ 0	$ 138,000,000	$ 151,000,000
West Jupiter Drillship Member | Seadrill Nigeria Operations Limited
Noncontrolling Interest [Line Items]
Ownership interest (as percent)			10.00%
Seadrill Nigeria Operations Limited
Noncontrolling Interest [Line Items]
Payment to acquire option to buy noncontrolling interest	$ 11,000,000
Option to buy noncontrolling interest	$ 1
Non-controlling interest		$ 0	$ 0	0	$ 11,000,000
Seadrill Nigeria Operations Limited | Redeemable non-controlling interest
Noncontrolling Interest [Line Items]
Non-controlling interest				$ 0